Intangible Assets (10Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

3.   Intangible assets

The Company performs an intangible asset impairment analysis on its technology at least annually or whenever circumstances or events indicate such assets might be impaired. The Company would recognize an impairment charge in the event the net book value of such assets exceeded the future undiscounted cash flows attributable to such assets.

Management completed an analysis of the Company’s intangible assets as of December 31, 2014. Based on that analysis, the Company concluded that no impairment of the carrying value of the intangible assets existed. The Company believes that no events or circumstances changed during the three and nine months ended September 30, 2015 that would impact this conclusion.

Amortization of intangible asset costs was $87 and $260 for the three and nine-month periods ended September 30, 2015 and $90 and $270 for the three- and nine-month periods ended September 30, 2014.

The following table summarizes the amortizable intangible assets:

September 30, 2015			December 31, 2014
Carrying Amount	Accumulated Amortization	Net Value	Carrying Amount	Accumulated Amortization	Net Value
$6,745	$(6,072)	$673	$6,745	$(5,812)	$933

4.   Intangible Assets:

Intangible assets, net consists of the following at December 31:

	Weighted Average Amortization Period (Years)	2014	2013
Technology	3	6,745	6,745
Less accumulated amortization		(5,812)	(5,455)
		$933	$1,290

The nature of the underlying technology of our intangible assets can be referred to as “transaction-enabling,” “digital authentication” and “business process work flow.” This technology includes various forms of electronic signature methods, such as handwritten, biometric, click-to-sign and others, as well as technologies related to signature verification, authentication, cryptography and the logging of audit trails to prove signers’ intent. Our technologies enable the appending of secure, legal and regulatory compliant electronic signatures coupled with an enhanced user experience at a fraction of the time and cost required by traditional, paper-based processes for signature capture.

The Company does not foresee any effects of obsolescence or significant competitive pressure on its current or future products, anticipates increasing demand for products utilizing its technology, and believes that the current markets for its products based on technology will remain constant or will grow over the remaining useful lives assigned to its intangible assets because of business environments encouraging the use of electronic signatures.